UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.D. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement.
				 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
					Name:   Atlas Brown, Inc.
					Address:333 E. Main Street, Suite 400
						Louisville, KY 40202
					13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manger:

Name:			M. Scott Robinson
Title:			Chief Compliance Officer
Phone:			502-271-2914
Signature,			Place,		and Date of Signing:
M. Scott Robinson		Louisville		February 13, 2013
Report Type (Check only one.)
						[X]13F HOLDINGS REPORT.
						[ ] 13F NOTICE.
						[ ] 13F COMBINATION REPORT.
List of Other Mangers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:					127
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:	836251
List of Other Included Managers:		0

No. 13F File Number

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101     1352 14560.00 SH       Sole                 14560.00
Abbott Laboratories            COM              002824100     1788 27299.00 SH       Sole                 27299.00
Air Prods & Chems Inc          COM              009158106      252  3000.00 SH       Sole                  3000.00
Allergan Inc                   COM              018490102     2186 23834.00 SH       Sole                 23834.00
Altria Group Inc               COM              02209s103      298  9465.00 SH       Sole                  9465.00
American Express Co            COM              025816109      363  6312.00 SH       Sole                  6312.00
Apple Inc                      COM              037833100     2495  4689.00 SH       Sole                  4689.00
Applied Materials Inc          COM              038222105      387 33830.00 SH       Sole                 33830.00
AT&T Inc                       COM              00206r102      476 14127.00 SH       Sole                 14127.00
Automatic Data Processing Inc  COM              053015103     1104 19387.00 SH       Sole                 19387.00
Berkshire Hathaway Inc Cl B    COM              084670702      672  7487.00 SH       Sole                  7487.00
Boyle Bancorp Inc              COM              103442109      216  5548.00 SH       Sole                  5548.00
Bristol-Myers Squibb Co        COM              110122108      973 29844.00 SH       Sole                 29844.00
Brown Forman Corp Cl A         COM              115637100   339597 5521898.00SH      Sole               5521898.00
Brown Forman Corp Cl B         COM              115637209   542362 8574896.55SH      Sole               8574896.55
Caterpillar Inc                COM              149123101      305  3401.00 SH       Sole                  3401.00
Celgene Corp                   COM              151020104      431  5496.00 SH       Sole                  5496.00
Chevron Corp                   COM              166764100     1610 14890.00 SH       Sole                 14890.00
Cincinnati Financial Corp      COM              172062101      483 12323.00 SH       Sole                 12323.00
Cisco Systems Inc              COM              17275r102      315 16008.00 SH       Sole                 16008.00
Coca-Cola Co                   COM              191216100     1956 53952.00 SH       Sole                 53952.00
Colgate Palmolive Co           COM              194162103      899  8600.00 SH       Sole                  8600.00
Comcast Corp Cl A              COM              20030n101      394 10550.00 SH       Sole                 10550.00
ConocoPhillips                 COM              20825c104      671 11570.00 SH       Sole                 11570.00
Costco Wholesale Corp          COM              22160k105      237  2400.00 SH       Sole                  2400.00
Danaher Corp                   COM              235851102      417  7465.00 SH       Sole                  7465.00
Disney Walt Co Disney          COM              254687106      923 18544.00 SH       Sole                 18544.00
Donaldson Inc                  COM              257651109      566 17228.00 SH       Sole                 17228.00
Dover Corp                     COM              260003108     1146 17440.00 SH       Sole                 17440.00
Duke Energy Corp               COM              26441c204      624  9782.00 SH       Sole                  9782.00
Eclipse Bank Inc Louisville KY COM                             210 26250.00 SH       Sole                 26250.00
EQT Corp                       COM              26884l109      380  6440.00 SH       Sole                  6440.00
Express Scripts Holding Co     COM              30219g108      260  4806.00 SH       Sole                  4806.00
Exxon Mobil Corp               COM              30231g102     4960 57313.00 SH       Sole                 57313.00
Facebook Inc Cl A              COM              30303m102      202  7580.00 SH       Sole                  7580.00
Ford Motor Co                  COM              345370860      154 11908.00 SH       Sole                 11908.00
Freeport-McMoran Copper & Gold COM              35671d857      367 10736.00 SH       Sole                 10736.00
General Electric Co            COM              369604103     2058 98036.00 SH       Sole                 98036.00
Google Inc Cl A                COM              38259p508      376   532.00 SH       Sole                   532.00
Home Depot Inc                 COM              437076102      687 11108.00 SH       Sole                 11108.00
Humana Inc                     COM              444859102      401  5848.00 SH       Sole                  5848.00
Hyster-Yale Materials Class B  COM                             317  6506.00 SH       Sole                  6506.00
Hyster Yale Materials Handling COM              449172105      635 13012.00 SH       Sole                 13012.00
Illinois Tool Works Inc        COM              452308109      278  4565.00 SH       Sole                  4565.00
Intel Corp                     COM              458140100     1255 60881.00 SH       Sole                 60881.00
International Business Machine COM              459200101     2116 11049.00 SH       Sole                 11049.00
Johnson & Johnson              COM              478160104     4016 57292.00 SH       Sole                 57292.00
Johnson Controls Inc           COM              478366107      394 12847.00 SH       Sole                 12847.00
JPMorgan Chase & Co            COM              46625h100     2143 48746.00 SH       Sole                 48746.00
Kellogg Co                     COM              487836108      213  3819.00 SH       Sole                  3819.00
McDonalds Corp                 COM              580135101     1829 20734.00 SH       Sole                 20734.00
Merck & Co Inc                 COM              58933y105      300  7338.00 SH       Sole                  7338.00
Microsoft Corp                 COM              594918104      840 31452.00 SH       Sole                 31452.00
Mondelez Intl Inc Cl A         COM              609207105      240  9438.00 SH       Sole                  9438.00
Nacco Industries Inc Cl A      COM              629579103      395  6506.00 SH       Sole                  6506.00
NextEra Energy Inc             COM              65339f101      259  3750.00 SH       Sole                  3750.00
Norfolk Southern Corp          COM              655844108      292  4720.00 SH       Sole                  4720.00
Occidental Petroleum Corp      COM              674599105      391  5100.00 SH       Sole                  5100.00
Omnicom Group Inc              COM              681919106      233  4667.00 SH       Sole                  4667.00
Oracle Corp                    COM              68389x105      936 28100.00 SH       Sole                 28100.00
Papa Johns Intl Inc            COM              698813102      297  5400.00 SH       Sole                  5400.00
PepsiCo Inc                    COM              713448108     2611 38155.00 SH       Sole                 38155.00
Pfizer Inc                     COM              717081103      710 28303.00 SH       Sole                 28303.00
Philip Morris Intl Inc         COM              718172109      897 10724.00 SH       Sole                 10724.00
Phillips 66                    COM              718546104      290  5460.00 SH       Sole                  5460.00
PNC Financial Services Group I COM              693475105      458  7846.00 SH       Sole                  7846.00
PPG Industries Inc             COM              693506107      422  3118.00 SH       Sole                  3118.00
Praxair Inc                    COM              74005p104      350  3200.00 SH       Sole                  3200.00
Procter & Gamble Co            COM              742718109     4322 63658.00 SH       Sole                 63658.00
Qualcomm Inc                   COM              747525103      211  3415.00 SH       Sole                  3415.00
Raytheon Co                    COM              755111507      453  7865.00 SH       Sole                  7865.00
Schlumberger Ltd               COM              806857108      622  8974.00 SH       Sole                  8974.00
Synovus Financial Corp         COM              87161c105       41 16900.00 SH       Sole                 16900.00
TJX Cos Inc                    COM              872540109      988 23281.00 SH       Sole                 23281.00
Union Pacific Corp             COM              907818108      248  1970.00 SH       Sole                  1970.00
US Bancorp Del                 COM              902973304      739 23125.00 SH       Sole                 23125.00
Verizon Communications Inc     COM              92343v104      308  7108.00 SH       Sole                  7108.00
Wal-Mart Stores Inc            COM              931142103      637  9334.00 SH       Sole                  9334.00
Walgreen Co                    COM              931422109     1643 44403.00 SH       Sole                 44403.00
Waters Corp                    COM              941848103      666  7649.00 SH       Sole                  7649.00
Wells Fargo & Co               COM              949746101      448 13110.00 SH       Sole                 13110.00
World Hockey Assn Corp         COM              98148a203        0 400000.00SH       Sole                400000.00
thisMoment Inc Ser A Conv Pfd                                   77 115581.00SH       Sole                115581.00
GlaxoSmithKline PLC Sp ADR                      37733w105     1767 40660.00 SH       Sole                 40660.00
Royal Dutch Shell PLC Sp ADR A                  780259206      301  4367.00 SH       Sole                  4367.00
Teva Pharmaceutical Industries                  881624209      334  8954.00 SH       Sole                  8954.00
Unilever NV NY                                  904784709      356  9285.00 SH       Sole                  9285.00
iShares Inc MSCI Brazil                         464286400     1516 27100.34 SH       Sole                 27100.34
iShares Tr MSCI EAFE Index                      464287465     4711 82858.73 SH       Sole                 82858.73
iShares Tr MSCI Emerg Mkt                       464287234     3495 78795.92 SH       Sole                 78795.92
iShares Tr Russell 1000 Growth                  464287614     2510 38330.83 SH       Sole                 38330.83
iShares Tr Russell 1000 Value                   464287598     3138 43092.22 SH       Sole                 43092.22
iShares Tr Russell 2000                         464287655      709  8405.00 SH       Sole                  8405.00
iShares Tr Russell 2000 Growth                  464287648     2872 30132.46 SH       Sole                 30132.46
iShares Tr Russell 2000 Value                   464287630     3203 42413.92 SH       Sole                 42413.92
iShares Tr Russell Mid Cap                      464287499     1045  9244.00 SH       Sole                  9244.00
iShares Tr Russell Mid Cap Gro                  464287481     2267 36092.25 SH       Sole                 36092.25
iShares Tr Russell Mid Cap Val                  464287473     3433 68327.15 SH       Sole                 68327.15
iShares Tr S&P Latin America 4                  464287390     1463 33375.00 SH       Sole                 33375.00
PowerShares Global ETF Trust P                  73936t565      407 27720.00 SH       Sole                 27720.00
SPDR Series Trust DJ REIT ETF                   78464a607     6073 83224.92 SH       Sole                 83224.92
WisdomTree Trust India Earning                  97717w422     1497 77267.81 SH       Sole                 77267.81
AMCAP Fund Inc Cl F-2                           023375827     1459 67094.707SH       Sole                67094.707
American Century Cap Portfolio                  025076852      418 49170.616SH       Sole                49170.616
American Mutual Fund Inc Cl F-                  027681824     1672 58981.416SH       Sole                58981.416
Columbia Funds Ser Tr 1 Small                   19765n567     1970 44974.977SH       Sole                44974.977
EuroPacific Growth Fund Cl F-2                  29875e100     2792 67845.948SH       Sole                67845.948
Fidelity Inv Tr Global Commodi                  31618h606      628 42421.540SH       Sole                42421.540
Fleming Cap Mutual Fund Group                   339128308     8977 325859.836SH      Sole               325859.836
Forum Funds Absolute Strat Ins                  34984t600     3896 351619.617SH      Sole               351619.617
Franklin Custodian Funds Inc G                  353496508      388 7673.026 SH       Sole                 7673.026
Goldman Sachs N11 Equity Inst                   38145l844     1991 180007.480SH      Sole               180007.480
Goldman Sachs Tr Growth Opport                  38142y104     4271 186414.476SH      Sole               186414.476
Goldman Sachs Tr Small Cap Val                  38142v209     1702 38216.293SH       Sole                38216.293
Harbor Fund Intl Fund Inst                      411511306      737 11866.605SH       Sole                11866.605
Heartland Group Inc Value Plus                  422352849     3955 133418.775SH      Sole               133418.775
Janus Triton Fund I                             47103c357      410 22599.876SH       Sole                22599.876
Manning & Napier Fund Inc Worl                  563821545     3094 399195.947SH      Sole               399195.947
Matthews Asian Growth & Income                  577130206     2195 117935.162SH      Sole               117935.162
Matthews China Fund                             577130701     1690 72026.870SH       Sole                72026.870
Matthews India Funds                            577130859     1627 92894.228SH       Sole                92894.228
MFS Ser Tr X Growth Alloc Cl A                  55273g736      288 19041.666SH       Sole                19041.666
Morgan Dempsey Small/Micro Cap                  89833w477      759 71969.919SH       Sole                71969.919
Oppenheimer Developing Markets                  683974109     1809 51255.731SH       Sole                51255.731
Prudential Jennison Mid Cap Gr                  74441c808     2907 89665.016SH       Sole                89665.016
T Rowe Price Equity Income Fun                  779547108      355 13409.246SH       Sole                13409.246
Vanguard Index Funds Small Cap                  922908827     7102 283747.772SH      Sole               283747.772